INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software	Patents Pending	Total
Cost
Balance, December 31, 2024	$81,238	$25,262,767	$25,344,005
Additions	-	-	-
Impairments	-	(5,462,000)	(5,462,000)
Translation differences	-	-	-

Balance, December 31, 2025	81,238	19,800,767	19,882,005
Additions	-	-	-
Translation differences	-	-	-
Balance, March 31, 2026	$81,238	19,800,767	$19,882,005

Accumulated depreciation
Balance, December 31, 2024	$81,238	-	$81,238
Depreciation	-	-	-
Translation differences	-	-	-
Balance, December 31, 2025	81,238	-	81,238
Depreciation	-	-	-
Balance, March 31, 2026	$81,238	-	$81,238

Net book value
At December 31, 2025	$-	19,800,767	$19,800,767
At March 31, 2026	$-	19,800,767	$19,800,767